Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

1.       Corporate information

Vitru Limited ("Vitru") and its subsidiaries (collectively, the "Company") is a holding company incorporated under the laws of the Cayman Islands on March 05, 2020 and whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol "VTRU". Vitru became the parent company of Vitru Brasil Empreendimentos, Participações e Comércio S.A. (hereafter referred to as "Vitru Brazil") formerly denominated Treviso Empreendimentos, Participações e Comércio S.A., through the completion of the corporate reorganization described below.

Until the contribution of Vitru Brazil shares to Vitru Limited, in September 2020, Vitru Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Vitru Limited’s consolidated financial information substantially reflect the operations of Vitru Brazil after the corporate reorganization.

Vitru is a holding company whose principal shareholders are Vinci Partners, through the investments funds “Vinci Capital Partners II FIP Multiestratégia”, “Agresti Investments LLC”, “Botticelli Investments LLC”, “Raffaello Investments LLC”, the Carlyle Group, through the investment fund “Mundi Holdings I, L.L.C.”, and SPX Capital, through the investment fund “Mundi Holdings II, L.L.C.”.

The Company is principally engaged in providing educational services in Brazil, mainly undergraduate and continuing education courses, presentially through its eight campuses in two states, or via digital education, through 939 (December 31, 2020 – 709) learning centers (“hubs”) across the country.

These consolidated financial statements were authorized for issue by the Board of Directors on March 7, 2022.

1.1.       Corporate reorganization and initial public offering

On March 5, 2020, Vitru was incorporated in the Cayman Islands, for the purposes of its initial public offering (“IPO”).

On September 2, 2020, each of Vitru Brazil ́s shareholders had agreed to contribute their respective shares on Vitru Brazil to Vitru Limited, exchanging thirty-one common shares into one ordinary share of Vitru Limited. As a result of this exchange, a reverse share split has been applied retrospectively to all figures in the historical financial statements regarding number of shares (Note 19) and per share data as if the reverse share split had been in effect for all periods presented.

On September 17, 2020, Vitru Limited priced its initial public offering (“IPO”) of 6,000,000 Class A common shares, which began trading on the Nasdaq Global Select Market (“NASDAQ”) on September 18, 2020 under the symbol “VTRU”. The initial offering price was US$ 16.00 per Class A common share.

On September 22, 2020, the share capital of Vitru Limited was increased by 6,000,000 Class A shares through the proceeds received as a result of the IPO of US$ 96,000 thousand (or R$ 521,558). The net proceeds from the IPO were US$ 90,672 thousand (or R$ 492,612), after deducting US$ 5,328 thousand (or R$ 28,946) in underwriting discounts and commissions and other offering expenses totaled US$ 3,430 thousand (or R$ 18,636). The share issuance costs totaled R$ 47,582.

1.2.       Business Combination with Unicesumar

On August 23, 2021, we entered into a purchase agreement with the shareholders of CESUMAR - Centro de Ensino Superior de Maringá Ltda, or “Unicesumar,” to acquire the entire share capital of Unicesumar. Unicesumar is a leading and fast-growing higher education institution in Brazil focused on the digital education market, founded 30 years ago in Maringá – Paraná. Unicesumar has approximately 760 hubs and 331 thousand students, including 314 thousand in digital education. Unicesumar also has a sizeable presence in health related on-campus courses, particularly Medicine, with more than 1,600 students in 348 current medical seats.

The closing of the transaction is subject to customary conditions precedent, including antitrust and other regulatory approvals that are still pending.

The company estimated that the enterprise value of Unicesumar is equivalent to R$3,228 million, or an equity value of R$3,150 million, including the assumption of R$78 million of net debt to be adjusted at the closing date.

At the closing date, 62.9% of the equity value will be paid in cash and 19.4% will be paid through the issuance of new Vitru shares. As a result, the current Unicesumar shareholders will hold a 23.6% stake in Vitru. The remaining 17.7% of the equity value will be paid in cash months after closing, adjusted by the Brazilian consumer.

1.3.       Capital contributions

On September 2021 participants of share options plan settled 209,179 new shares that were issued on September 2020, regarding the realization of SOP options. The amount paid for the shares was R$ 9,723.

1.4.       Coronavirus pandemic

The Company is closely monitoring the situation of Covid-19, and taking the necessary measures for the safety and well-being of employees, students, associates and partners. The global impact of the outbreak has been rapidly evolving, and the outbreak presents material uncertainty and risk with respect to the Company´s future performance and financial results. In particular and in the interest of public health and safety, state and local governments in Brazil have required mandatory school closures, which has resulted in the closure of on-campus learning facilities and hubs.

In response to the outbreak, the Company has implemented several measures aimed at safeguarding the health of employees, students and hub partners and the stability of operations, including: (1) creating a crisis management committee and a financial committee to discuss the action plan for the Company to address the challenges posed by the Covid-19 pandemic; (2) temporarily replacing in-person weekly meetings at the hubs with online meetings between students and tutors across all units, as a result of which since March 30, 2020 all students have had real-time meetings with their tutors; (3) training teachers and tutors to support students in this new format; (4) remote support to deliver high-quality content to students and maintain high levels of engagement and a superior learning experience; (5) making no changes to the course schedule or curriculum; (6) putting in place remote emotional and psychological support to students and employees, provided by the Company´s psychology department; and (7) making home office available for all the employees.

As of December 31, 2021, there has been no material impact on the Company’s operations, as most of the Company’s services are already delivered remotely (Digital Education undergraduate courses and most of our continuing education courses) or capable of being delivered remotely (some ofA Continuing education courses and On-campus undergraduate courses). In addition:

●	There was no relevant impact on net revenue for the year ended December 31, 2021, which presented a growth 22% when compared to prior year. Student defaults have remained within the expected levels and the engagement of students, compared to 2020, improved very slightly.
●	The provision for expected credit losses increased as result of the methodology used which captures the increase in historical losses with receivables during 2019, 2020 and 2021, which, consequently, already reflects the incurred impacts of Covid-19 pandemic.
●	The Company assessed the existence of potential impairment indicators and the possible impacts on the key assumptions and projections caused by the pandemic on the recoverability of long-lived assets (impairment tests) and concluded that no additional provision for impairment of long-lived assets needed to be recorded in the financial statements.
●	The Company has obtained rent concessions on lease contracts due to the temporary suspension of classes in the on-campus learning facilities and hubs caused by the mandatory school closures during the pandemic. In the year ended December 31, 2021 a gain of R$ 210 (2020 - R$ 2,046) was recognized as Other income (expenses), net, in the statement of profit and loss. Except for these concessions, there were no changes to contractual obligations regarding leased buildings and there were no changes in the expected useful life and residual amount of properties and equipment as a result of Covid-19.
●	No changes in the provision for contingencies against the Company were identified as a result of Covid-19.
●	The Company currently has sufficient working capital and other undrawn financing facilities to service its operating activities and ongoing investments.

Due to the ongoing populational inoculation the Company is ready to resume on-campus unit’s classes with the necessary measures for the safety and well-being of students as soon as the state and local governments in Brazil authorize the schools reopening.